Inventory (Details Narrative) (10 Q) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory Total	$ 2,446,662	$ 2,890,561	$ 2,527,478	$ 1,293,356